Stratus Government Securities Portfolio
Fund Summary – Stratus Government Securities Portfolio
Investment Objective
The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you hold shares of the Government Securities Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Portfolio Operating Expenses		Stratus Government Securities Portfolio Institutional Class Shares, Stratus Government Securities Portfolio
Management Fees		0.50%
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.01%
Total Annual Portfolio Operating Expenses	[1]	0.95%
[1]	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stratus Government Securities Portfolio Institutional Class Shares, Stratus Government Securities Portfolio	94	294	510	1,132

Portfolio Turnover
The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6.96% of the average value of the Portfolio.
Principal Investment Strategies

The principal investment strategies for the Government Securities Portfolio include:

• Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

• Investing the remainder of the Portfolio’s assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.

• Selecting securities that will provide a high total return consistent with the Portfolio’s investment objective, taking into consideration both current income and the potential for appreciation of value. This may result in the Portfolio concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

• Normally maintaining an average dollar weighted maturity of between three and ten years.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

• Prepayment Risk. If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates. As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

• Issuer-Specific Risk. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole. Debt obligations rated within the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities. If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Portfolio.

• Credit Risk. If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio’s return will be lower.

• U.S. Government Agency Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks (“FHLBs”) and the Federal Farm Credit Bank (“FFCB”). U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury. Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation. In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations. The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.

• Mortgage-Backed Securities. The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans. Mortgage-backed securities are based upon different types of mortgage loans, and may include “sub-prime,” “alt-A” or other types of loans that carry greater repayment risks. Since mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities. Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury. During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities. Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.

• Credit Quality. The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody’s or Standard & Poor’s. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities. Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite. Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.

• Income Risk. Falling interest rates will cause the Portfolio’s income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared to those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Calendar Year Total Returns

During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was -1.38% (quarter ending June 30, 2004).

The year-to-date return as of June 30, 2011 for the Government Securities Portfolio was 2.17%.

Average Annual Total Returns (For the periods ended December 31, 2010 )
Average Annual Total Returns Stratus Government Securities Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before Taxes Institutional Class Shares, Stratus Government Securities Portfolio	Return before Taxes		4.25%	4.83%	4.20%
Return after Taxes on Distributions Institutional Class Shares, Stratus Government Securities Portfolio	Return after Taxes on Distributions		3.33%	3.68%	2.90%
Return after Taxes on Distributions and Sale of Portfolio Shares Institutional Class Shares, Stratus Government Securities Portfolio	Return after Taxes on Distributions and Sale of Portfolio Shares		2.83%	3.16%	2.51%
Merrill Lynch Intermediate Term Index [Member]	Merrill Lynch Intermediate Term Index	(reflects no deduction for fees, expenses or taxes)	5.22%	5.43%	4.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Stratus Growth Portfolio
Fund Summary – Stratus Growth Portfolio
Investment Objective
The Growth Portfolio seeks capital appreciation and income.
Fee and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you hold shares of the Growth Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses	Stratus Growth Portfolio Institutional Class Shares, Stratus Growth Portfolio
Management Fees	0.75%
Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.18%

Example

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stratus Growth Portfolio Institutional Class Shares, Stratus Growth Portfolio	118	368	637	1,405

Portfolio Turnover
The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 29.56% of the average value of the Portfolio.
Principal Investment Strategies

The principal investment strategies for the Growth Portfolio include:

• Investing primarily in a diversified portfolio of common stocks.

• Selecting equity securities, the majority of which pay dividends.

• Investing in medium and large capitalization companies.

• Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced. The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.

• Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Growth Portfolio is subject to the following principal investment risks, any one of which could cause you to lose money:

• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

• Issuer-Specific Risks. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.

• Growth Investing. Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Calendar Year Total Returns

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was -20.35% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2011 for Growth Portfolio was 4.37%.

Average Annual Total Returns (For the periods ended December 31, 2010 )
Average Annual Total Returns Stratus Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before Taxes Institutional Class Shares, Stratus Growth Portfolio	Return before Taxes		9.79%	0.72%	0.95%
Return after Taxes on Distributions Institutional Class Shares, Stratus Growth Portfolio	Return after Taxes on Distributions		9.58%	0.17%	0.67%
Return after Taxes on Distributions and Sale of Portfolio Shares Institutional Class Shares, Stratus Growth Portfolio	Return after Taxes on Distributions and Sales of Portfolio Shares		8.14%	0.14%	0.57%
S&P Index	S&P Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.